UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  June 30, 2008
                                                       -------------
Check here if Amendment [ ];     Amendment Number:
                                                   -------------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Blenheim Capital Management, L.L.C.
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Address:  300 Connell Drive, Suite 5200
          --------------------------------------
          Berkeley Heights, New Jersey 07922
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Form  13F  File  Number:  28-12313
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:          Joseph F. Esposito
               --------------------
Title:         Managing Director
               ------------------
Phone:         (732) 560-6246
               ---------------

Signature,  Place,  and  Date  of  Signing:

/s/Joseph F. Esposito   Berkeley Heights, New Jersey     August 7, 2008
---------------------   ----------------------------     --------------
[Signature]             [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number   Name

28-122205              Summit Global Management, Inc.
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
                             FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                       0
                                         -----------------

Form 13F Information Table Entry Total:                65*
                                         -----------------

Form 13F Information Table Value Total:           853,849*  (thousands)
                                         -----------------

*Blenheim has requested Confidential Treatment from the Commission on 4 securities. The Entry Total and the Table Total Value listed above does not reflect these 4 entries. Upon rejection of Blenheim's request, or upon the expiration of the period of Confidential Treatment, Blenheim will file an Amended 13F consistent with SEC regulations supplying the information on those 4 entries.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
CONFIDENTIAL TREATMENT         CONFIDENTIAL     CONF          CONF    CONF CON CONF CONF    CONF        CONF      0    0
REQUESTED
CONFIDENTIAL TREATMENT         CONFIDENTIAL     CONF          CONF    CONF CON CONF CONF    CONF        CONF      0    0
REQUESTED
CONFIDENTIAL TREATMENT         CONFIDENTIAL     CONF          CONF    CONF CON CONF CONF    CONF        CONF      0    0
REQUESTED
CONFIDENTIAL TREATMENT         CONFIDENTIAL     CONF          CONF    CONF CON CONF CONF    CONF        CONF      0    0
REQUESTED
AIR PRODS & CHEM INC           COMMON STOCK     009158106      390    3950 SH       SOLE                $390      0    0
AQUA AMER INC                  COMMON STOCK     03836W103     7351  460300 SH       SOLE               $7351      0    0
ARCH COAL INC COM              COMMON STOCK     039380100     8006  106700 SH       SOLE               $8006      0    0
BAKER HUGHES INC               COMMON STOCK     057224107      367    4200 SH       SOLE                $367      0    0
BHP BILLITON LTD               ADR              088606108    11117  130500 SH       SOLE              $11117      0    0
CENTERPOINT ENERGY INC         COMMON STOCK     15189T107    13482  840000 SH       SOLE              $13482      0    0
CHINA PETE & CHEM CORP SPONS   ADR              16941R108    27913  300500 SH       SOLE              $27913      0    0
CLEVELAND CLIFFS INC COM       COMMON STOCK     185896107     8343   70000 SH       SOLE               $8343      0    0
CMS ENERGY CORP COM            COMMON STOCK     125896100     2980  200000 SH       SOLE               $2980      0    0
COMPANHIA DE SANEAMENTO BASICO ADR              20441A102     6801  132940 SH       SOLE               $6801      0    0
COMPANHIA VALE DO RIO DOCE     ADR              204412209    16477  460000 SH       SOLE              $16477      0    0
CONSOL ENERGY INC COM          COMMON STOCK     20854P109     6742   60000 SH       SOLE               $6742      0    0
CONSOLIDATED EDISON INC        COMMON STOCK     209115104     5277  135000 SH       SOLE               $5277      0    0
CONSTELLATION ENGY GRP INC COM COMMON STOCK     210371100     7389   90000 SH       SOLE               $7389      0    0
DIAMOND OFFSHORE DRILLING INC  COMMON STOCK     25271C102      284    2044 SH       SOLE                $284      0    0
DOW CHEM CO COM                COMMON STOCK     260543103   150612 4314300 SH       SOLE             $150612      0    0
DRYSHIPS INC SHS               COMMON STOCK     Y2109Q101    12027  150000 SH       SOLE              $12027      0    0
DU PONT E I DE NEMOURS & CO    COMMON STOCK     263534109    17731  413400 SH       SOLE              $17731      0    0
EAGLE MATLS INC                COMMON STOCK     26969P108     8866  350000 SH       SOLE               $8866      0    0
ENTERGY CORP NEW COM           COMMON STOCK     29364G103    24096  200000 SH       SOLE              $24096      0    0
EXELON CORP                    COMMON STOCK     30161N101    12594  140000 SH       SOLE              $12594      0    0
FIRST ENERGY CORP              COMMON STOCK     337932107    16466  200000 SH       SOLE              $16466      0    0
FPL GROUP INC COM              COMMON STOCK     302571104    19674  300000 SH       SOLE              $19674      0    0
FREEPORT-MCMORAN COPPER & GO   COMMON STOCK     35671D857    63902  545288 SH       SOLE              $63902      0    0
FREIGHTCAR AMER INC            COMMON STOCK     357023100    10650  300000 SH       SOLE              $10650      0    0
HALLIBURTON CO                 COMMON STOCK     406216101      403    7600 SH       SOLE                $403      0    0
HUANENG PWR INTL INC SPON      ADR              443304100    13880  502000 SH       SOLE              $13880      0    0
ISHARES INC MSCI BRAZIL FREE   COMMON STOCK     464286400     8959  100000 SH       SOLE               $8959      0    0
ISHARES INC MSCI TAIWAN IND FD COMMON STOCK     464286731      141   10000 SH       SOLE                $141      0    0
ISHARES S&P 500 GROWTH         COMMON STOCK     464287309      383    6000 SH       SOLE                $383      0    0
MONSANTO CO NEW COM            COMMON STOCK     61166W101      942    7450 SH       SOLE                $942      0    0
NABORS INDUSTRIES LTD SHS      COMMON STOCK     G6359F103      295    6000 SH       SOLE                $295      0    0
NATIONAL OILWELL VARCO INC     COMMON STOCK     637071101      377    4250 SH       SOLE                $377      0    0
NEWMONT MINING CORP HOLDINGS   COMMON STOCK     651639106      349    6700 SH       SOLE                $349      0    0
CO
NOBLE CORP                     COMMON STOCK     G65422100      237    3650 SH       SOLE                $237      0    0
NORTH AMERN PALLADIUM LTD      COMMON STOCK     656912102       58   10500 SH       SOLE                 $58      0    0
NUCOR CORP                     COMMON STOCK     670346105     7885  105600 SH       SOLE               $7885      0    0
OM GROUP INC                   COMMON STOCK     670872100    60743 1852500 SH       SOLE              $60743      0    0
OGE ENERGY CORP COM            COMMON STOCK     670837103     2537   80000 SH       SOLE               $2537      0    0
PEABODY ENERGY CORP COM        COMMON STOCK     704549104     9686  110000 SH       SOLE               $9686      0    0
PETROCHINA CO LTD SPONS        ADR              71646E100    38658  300000 SH       SOLE              $38658      0    0
PETROLEO BRASILEIRO SA         ADR              71654V408    63747  900000 SH       SOLE              $63747      0    0
PG&E CORP                      COMMON STOCK     69331C108     5954  150000 SH       SOLE               $5954      0    0
PPL CORP                       COMMON STOCK     69351T106    10454  200000 SH       SOLE              $10454      0    0
PRAXAIR INC                    COMMON STOCK     74005P104      349    3700 SH       SOLE                $349      0    0
PUBLIC SVC ENTERPRISE GROUP    COMMON STOCK     744573106    11483  250000 SH       SOLE              $11483      0    0
RIO TINTO PLC SPONSORED        ADR              767204100     4950   10000 SH       SOLE               $4950      0    0
SCHLUMBERGER LTD               COMMON STOCK     806857108      494    4600 SH       SOLE                $494      0    0
SECTOR SPDR TR SBI INDUSTRIAL  COMMON STOCK     81369Y704      238    7000 SH       SOLE                $238      0    0
SOUTHERN CO                    COMMON STOCK     842587107    10476  300000 SH       SOLE              $10476      0    0
SOUTHERN COPPER CORP DEL       COMMON STOCK     84265V105     2666   25000 SH       SOLE               $2666      0    0
SPDR SER TR S&P HOMEBUILDERS   COMMON STOCK     78464A888     8215  500000 SH       SOLE               $8215      0    0
SPECTRA ENERGY CORP            COMMON STOCK     847560109    25866  900000 SH       SOLE              $25866      0    0
TECK COMINCO LTD CL B SUB VTG  COMMON STOCK     878742204    30017  626000 SH       SOLE              $30017      0    0
TESORO CORP                    COMMON STOCK     881609101     4943  250000 SH       SOLE               $4943      0    0
TRANSOCEAN INC NEW SHS         COMMON STOCK     G90073100      693    4550 SH       SOLE                $693      0    0
TYSON FOODS INC CL A           COMMON STOCK     902494103     3735  250000 SH       SOLE               $3735      0    0
UNITED STATES STEEL CORP       COMMON STOCK     912909108     6985   37800 SH       SOLE               $6985      0    0
UNIVERSAL FST PRODS INC        COMMON STOCK     913543104     5992  200000 SH       SOLE               $5992      0    0
USG CORP NEW                   COMMON STOCK     903293405    11828  400000 SH       SOLE              $11828      0    0
VALERO ENERGY CORP COM NEW     COMMON STOCK     91913Y100    12354  300000 SH       SOLE              $12354      0    0
WATTS WATER TECHNOLOGIES INC   COMMON STOCK     942749102     8541  343000 SH       SOLE               $8541      0    0
CL A
WEATHERFORD INTERNATIONAL LTD  COMMON STOCK     G95089101      332    6700 SH       SOLE                $332      0    0
WESTAR ENERGY INC              COMMON STOCK     95709T100     5421  252000 SH       SOLE               $5421      0    0
XCEL ENERGY INC                COMMON STOCK     98389B100    13046  650000 SH       SOLE              $13046      0    0